Subsequent Events - Acquisition of COC and Dom Bosco learning systems (Details) - Acquisition - COC and Dom Bosco learning systems R$ in Millions	Mar. 06, 2021 BRL (R$) item
Disclosure of detailed information about business combination [line items]
Cash paid | R$	R$ 920
Academic track record period (in years)	50 years
Number of partner schools	800
Number of students	210,000
Equity interest acquired (as a percent)	100.00%
Purchase price payable at the time of closing
Disclosure of detailed information about business combination [line items]
Equity interest acquired (as a percent)	80.00%
Purchase price payable on the first anniversary of the closing date
Disclosure of detailed information about business combination [line items]
Equity interest acquired (as a percent)	20.00%